Other disclosures - Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation of key management personnel
Short term employee benefits	€ 4,236	€ 3,126	€ 1,832
Post employment benefits	153	115	125
Sharebased payment	13,363	12,041	2,261
Employer social security contributions stock options	2,792	3,073	436
Total	€ 20,544	€ 18,355	€ 4,654